GROUP STRUCTURE (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital	$ 36	$ 36
Profit (loss) of the year	$ 305	$ 457	$ 238
Compania De Inversiones De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Main activity	Investment
Date	Dec. 31, 2023
Share capital	$ 1
Profit (loss) of the year	15
Equity	$ 540
Direct and indirect participation	50.00%
Joint ventures	CIESA
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Main activity	Investment
Date	Dec. 31, 2023
Share capital	$ 1
Profit (loss) of the year	4
Equity	$ 164
Direct and indirect participation	50.00%
Joint ventures	Citelec
C T B [Member]
IfrsStatementLineItems [Line Items]
Main activity	Generation
Date	Dec. 31, 2023
Share capital	$ 11
Profit (loss) of the year	(15)
Equity	$ 500
Direct and indirect participation	50.00%
Joint ventures	CTB
Oleoducto De Crudos Pesados [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	OCP
Main activity	Investment
Date	Dec. 31, 2023
Share capital	$ 100
Profit (loss) of the year	17
Equity	$ 114
Direct and indirect participation	34.08%
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	TGS
Main activity	Gas transportation
Date	Dec. 31, 2023
Share capital	$ 1
Profit (loss) of the year	29
Equity	$ 1,058
Direct and indirect participation	1.029%